Income taxes (Tables)	6 Months Ended
Jun. 30, 2013
Components of the provision for income taxes

Components of the provision for income taxes consist of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Current:
Federal	$1,962	$—	$3,139	$—
State and local	372	—	917	—
Foreign	138	247	220	579

Total	2,472	247	4,276	579

Deferred:
Federal	3,308	—	5,896	—
State and local	93	—	150	—

Total	3,401	—	6,046	—

Income tax expense	$5,873	$247	$10,322	$579

Components of deferred tax assets

Net deferred tax assets comprise the following:

	As of June 30, 2013	As of December 31, 2012
Deferred tax assets:
Step-up of tax basis (1)	$62,044	$—
Contingent value rights (2)	1,549	—
Other (3)	883	—

Total deferred tax assets	64,476	—
Less: valuation allowance (4)	—	—

Net deferred tax assets	$64,476	$—

(1)	Represents the step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.

(2)	The initial establishment of the CVR liability at the time of the IPO was recorded through equity. For tax purposes, this liability will result in a tax benefit when the CVRs are settled.

(3)	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.

(4)

We assessed whether the deferred tax assets would be realizable and determined based on our history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.